Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Optimum Fund Trust
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Central Index Key	0001227523
Document Effective Date	Jul. 29, 2019
Document Creation Date	Jul. 29, 2019
Optimum Fixed Income Fund | Class A
Document and Entity Information:
Trading Symbol	OAFIX
Optimum Fixed Income Fund | Class C
Document and Entity Information:
Trading Symbol	OCFIX
Optimum Fixed Income Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OIFIX
Optimum International Fund | Class A
Document and Entity Information:
Trading Symbol	OAIEX
Optimum International Fund | Class C
Document and Entity Information:
Trading Symbol	OCIEX
Optimum International Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OIIEX
Optimum Large Cap Growth Fund | Class A
Document and Entity Information:
Trading Symbol	OALGX
Optimum Large Cap Growth Fund | Class C
Document and Entity Information:
Trading Symbol	OCLGX
Optimum Large Cap Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OILGX
Optimum Large Cap Value Fund | Class A
Document and Entity Information:
Trading Symbol	OALVX
Optimum Large Cap Value Fund | Class C
Document and Entity Information:
Trading Symbol	OCLVX
Optimum Large Cap Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OILVX
Optimum Small-Mid Cap Growth Fund | Class A
Document and Entity Information:
Trading Symbol	OASGX
Optimum Small-Mid Cap Growth Fund | Class C
Document and Entity Information:
Trading Symbol	OCSGX
Optimum Small-Mid Cap Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OISGX
Optimum Small-Mid Cap Value Fund | Class A
Document and Entity Information:
Trading Symbol	OASVX
Optimum Small-Mid Cap Value Fund | Class C
Document and Entity Information:
Trading Symbol	OCSVX
Optimum Small-Mid Cap Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	OISVX